SHARE BASED COMPENSATION - Other Share Incentive Plan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2025 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share based compensation	$ 15,609,141		$ 9,736,901	$ 10,147,362
Xiangshang Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted- options | ¥ / shares		¥ 0.0442
Weighted average period expected to be recognized for unrecognized share based compensation expense	1 year 1 month 6 days	1 year 1 month 6 days
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted- options | $ / shares	$ 0.2677				$ 0.2184	$ 0.008
Total share based compensation	$ 100,636		$ 111,536	$ 612,686
Weighted average period expected to be recognized for unrecognized share based compensation expense	4 years	4 years
Employee Stock Option | Xiangshang Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share based compensation	$ 119,529	¥ 857,160
Total unrecognized share based compensation expense	$ 167,067						¥ 1,197,970